Critical Accounting Judgements, Estimates and Assumptions	12 Months Ended
Jun. 30, 2018
Disclosure Of Changes In Accounting Estimates [Abstract]
Critical Accounting Judgements, Estimates and Assumptions

2. CRITICAL ACCOUNTING JUDGEMENTS, ESTIMATES AND ASSUMPTIONS

The preparation of the financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts in the financial statements. Management continually evaluates its judgements and estimates in relation to assets, liabilities, contingent liabilities, revenue and expenses. Management bases its judgements, estimates and assumptions on historical experience and on other various factors, including expectations of future events, management believes to be reasonable under the circumstances. The resulting accounting judgements and estimates will seldom equal the related actual results. The judgements, estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities (refer to the respective notes) within the next financial year are discussed below.

Research and development expenses

Management does not consider the development programs to be sufficiently advanced to reliably determine the economic benefits and technical feasibility to justify capitalization of development costs. These costs have been recognized as an expense when incurred. Research and development expenses relate primarily to the cost of conducting clinical and pre-clinical trials. Clinical development costs are a significant component of research and development expenses. Estimates have been used in determining the expense liability under certain clinical trial contracts where services have been performed but not yet invoiced. Generally, the costs, and therefore estimates, associated with clinical trial contracts are based on the number of patients, drug administration cycles, the type of treatment and the outcome being the length of time before actual amounts can be determined will vary depending on length of the patient cycles and the timing of the invoices by the clinical trial partners.

Research and development refundable tax offsets

The Group accounts for the federal government research and development grant tax incentive when a reliable estimate of the amounts receivable can be made. In the year ended June 30, 2017 reporting period detailed reporting systems were implemented to allow for the first time a reliable estimate to be made of the grant income that is expected to be received for the current period. In determining the estimate management reviews historical claims, Government overseas findings enabling the claim of overseas expenditure and the allocation of staff and overheads costs within approved projects. Judgement is also applied in determining the eligibility of the activities undertaken in Australia and overseas. Grant Income for the year ended June 30, 2018 includes an estimate of Research and Development grant receivable for June 30, 2018 of $3,999k. (refer Note 4b).

Share-based payment transactions

The Group measures the cost of equity-settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted. The fair value is determined by using either the Black-Scholes model taking into account the terms and conditions upon which the instruments were granted. The accounting estimates and assumptions relating to equity-settled share-based payments would have no impact on the carrying amounts of assets and liabilities within the next annual reporting period but may impact profit or loss and equity.

Recovery of deferred tax assets

Deferred tax assets are recognized for deductible temporary differences only if the Group considers it is probable that future taxable amounts will be available to utilise those temporary differences and losses. Given the Company’s and each individual entities’ history of recent losses, the Group has not recognized a deferred tax asset with regard to unused tax losses and other temporary differences, as it has not been determined whether the Company or its subsidiaries will generate sufficient taxable income against which the unused tax losses and other temporary differences can be utilized.

Costs of capital raising

Costs directly attributable to an equity transaction are held in the statement of financial position until the completion of the transaction. On completion, the costs will be applied against issued capital. Costs associated with abandoned or sub-optimal equity transactions are expensed to profit or loss in the year the transaction is determined to no longer be viable under existing conditions.